Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Operating lease income	$ 15,439	$ 3,389
Variable lease income	750	827
Total operating lease income	$ 16,189	$ 4,216